Financial Instruments - Schedule of Contractual Cash Flow Requirements (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Total liabilities	$ 20,010	$ 18,362
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	3,386
Leases	9,395
Total liabilities	12,781
Liquidity Risk | Not Later Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	3,386
Leases	1,548
Total liabilities	4,934
Liquidity Risk | Later Than One Year and Not Later Than Two Years
Disclosure Of Financial Instruments [Line Items]
Leases	1,033
Total liabilities	1,033
Liquidity Risk | Later Than Two Years and Not Later Than Five Years
Disclosure Of Financial Instruments [Line Items]
Leases	2,965
Total liabilities	2,965
Liquidity Risk | More than 5 years
Disclosure Of Financial Instruments [Line Items]
Leases	3,849
Total liabilities	$ 3,849